Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Financial Segment Information for Operating Segments

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2022
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,243,997	6,705,898	7,288,642	4,278,527	—	—	23,517,064
Inter-segment	—	—	—	—	50,600	(50,600)	—
Total revenue	5,243,997	6,705,898	7,288,642	4,278,527	50,600	(50,600)	23,517,064
Operating profit (loss)	1,253,477	(93,585)	1,795,741	268,159	(6,821)	(292)	3,216,679
Depreciation expenses	(1,042,455)	(694,835)	(2,505,297)	(500,863)	(8,452)	—	(4,751,902)
Share of profit of associates	—	—	—	—	884,555	(430,840)	453,715
Interest income	—	—	—	—	57,199	—	57,199
Interest expense	—	—	—	—	(142,439)	—	(142,439)
Purchase of property, plant and equipment	1,086,682	957,790	2,677,489	196,521	—	—	4,918,482

	Year ended December 31, 2023
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,394,726	4,629,430	7,821,640	4,510,432	—	—	21,356,228
Inter-segment	—	—	—	—	59,481	(59,481)	—
Total revenue	4,394,726	4,629,430	7,821,640	4,510,432	59,481	(59,481)	21,356,228
Operating profit (loss)	514,707	(1,180,481)	2,058,285	522,386	(6,194)	(251)	1,908,452
Depreciation expenses	(1,065,689)	(722,462)	(2,547,253)	(435,709)	(8,220)	—	(4,779,333)
Share of profit of associates	—	—	—	—	420,393	(200,502)	219,891
Interest income	—	—	—	—	193,189	—	193,189
Interest expense	—	—	—	—	(265,957)	—	(265,957)
Purchase of property, plant and equipment	749,158	568,289	1,756,590	152,908	1,526	—	3,228,471

	Year ended December 31, 2024
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,967,849	5,390,447	7,318,997	5,018,616	—	—	22,695,909
Inter-segment	—	—	—	—	60,131	(60,131)	—
Total revenue	4,967,849	5,390,447	7,318,997	5,018,616	60,131	(60,131)	22,695,909
Operating profit (loss)	625,435	(1,190,575)	1,281,862	555,419	1,863	(67)	1,273,937
Depreciation expenses	(1,075,612)	(799,273)	(2,568,610)	(405,330)	(7,361)	—	(4,856,186)
Share of profit of associates	—	—	—	—	119,118	(116,435)	2,683
Interest income	—	—	—	—	197,719	—	197,719
Interest expense	—	—	—	—	(278,581)	—	(278,581)
Purchase of property, plant and equipment	1,555,415	1,273,837	2,257,968	364,139	72	—	5,451,431

Schedule of information on products and services
e)
Information on products and services

	Year ended December 31,
	2022		2023		2024
	NT$000%		NT$000%		NT$000%
Testing	5,243,997	22	4,394,726	20	4,967,849	22
Assembly	6,705,898	29	4,629,430	22	5,390,447	24
LCDD	7,288,642	31	7,821,640	37	7,318,997	32
Bumping	4,278,527	18	4,510,432	21	5,018,616	22
	23,517,064	100	21,356,228	100	22,695,909	100

Geographic Information of Revenue
f)
Geographical information

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Revenue
ROC	18,671,142	17,287,574	18,079,388
Japan	1,989,805	1,176,163	1,352,192
PRC	1,970,943	1,729,908	1,683,358
Singapore	390,488	676,088	981,329
Others	494,686	486,495	599,642
	23,517,064	21,356,228	22,695,909

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Non-current assets
ROC	20,360,166	21,120,719
PRC	1,279	2,861
Others	6,122	431
	20,367,567	21,124,011

Net Revenue from Customers Representing at Least 10% of Total Revenue

The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022		2023		2024
	NT$000%		NT$000%		NT$000%
Customers
Customer A	4,705,064	20	5,251,529	25	5,376,979	24
Customer B	1,868,583	8	2,834,188	13	2,604,235	11
Customer K	1,830,076	8	1,787,471	8	2,487,062	11
Customer M	2,278,645	10	1,320,905	6	1,438,991	6